Withholding Taxes Receivables, Net	12 Months Ended
Dec. 31, 2022
Disclosure Of Withholding Taxes Receivables Net Abstract
WITHHOLDING TAXES RECEIVABLES, NET
7.	WITHHOLDING TAXES RECEIVABLES, NET

	2022	2021
Balance at January 1,	$3,531,953	$4,225,039
Addition	749,205	826,634
Collection	(1,008,194)	(648,025)
Write off/Allowance for uncollectible	(448,243)	(190,038)
Exchange difference	(133,625)	(681,657)
Balance at December 31,	$2,691,096	$3,531,953

	As of December 31,
	2022	2021
Current portion	$757,024	$-
Non-current portion	1,934,072	3,531,953
Withholding taxes receivables, net	$2,691,096	$3,531,953

During the year ended December 31, 2022, the Company received a withholding tax refund of THB 35,312,291 (approximately $1.0 million) in connection with the Company’s 2016 to 2017 withholding taxes refund applications (which totaled THB 56,107,574 or approximately $1.6 million). The Company wrote off approximately $0.6 million, representing the difference between the receivable recorded and amount of known refund from the Thai Revenue Department during the year ended December 31, 2022.

During the year ended December 31, 2021, the Company received a withholding tax refund of THB 20,724,273 (approximately $0.7 million), which represents the balance of the refunded amount received during 2020. The Company did not have any write offs during the year ended December 31, 2021.

During the year ended December 31, 2020, the Company received a withholding taxes refund for THB 47,812,370 (approximately $1.5 million) in connection with the Company’s 2013 to 2015 withholding taxes refund applications (totaled THB 89,268,913 or approximately $2.9 million), the balance of the refund was received in January 2021. The Company wrote off approximately $0.7 million, representing the difference between the receivable recorded and amount of known refund from the Thai Revenue Department during the year ended December 31, 2020.

Out of prudence, based on amount written off for the receivable related to year 2013 to 2017, the Company maintained an allowance of approximately $0.9 million and $1.1 million against its withholding taxes receivable as of December 31, 2022, 2021 and 2020, respectively.